Bank loans:	12 Months Ended
Dec. 31, 2018
Disclosure of loans and advances to banks [Abstract]
Disclosure of loans and advances to banks [text block]
Note 11 - Bank loans:

At December 31, 2017, the Company has used the total amount of these credits as shown in the next page:

	Credit line		Credit line		Principal		Commissions and		Term				Fair
Bank	foreign currency		used in pesos		amortization		interests - Net		Short		Long		value

Santander, S.A.			Ps.	2,000,000	Ps.		Ps.	14,875	Ps.	14,875	Ps.	2,000,000	Ps.	2,089,786
BBVA Bancomer, S. A.				4,000,000		4,000,000
BBVA Bancomer, S. A				2,000,000				(10,576)		2,967		1,986,467		2,091,065
BBVA Bancomer, S. A.	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,540,499
Bank of America Merrill Lynch (*)	USD	72,500		1,425,560				3,215		5,675		1,423,100		1,535,374

Total Mexico	USD	145,000	Ps.	10,851,120	Ps.	4,000,000	Ps.	10,729	Ps.	29,182	Ps.	6,832,667	Ps.	7,256,724

Bancolombia	COP	150,000,000	Ps.	1,295,381	Ps.		Ps.	(2,595)	Ps.	103,100	Ps.	1,189,686	Ps.	1,204,983
CorpBanca Colombia		102,000,000		813,757				(633)		2,840		810,284		819,385
Banco Davivienda		90,000,000		718,021				(1,159)		2,488		714,374		722,990
Banco de Bogotá		37,000,000		328,111				(1,047)		34,159		292,905		297,229
Banco de Occidente		37,000,000		295,187				(1,258)		1,031		292,898		297,229
Banco Popular		8,000,000		63,824				(941)		369		62,514		64,266
Banco AV Villas		8,000,000		63,824				(49)		223		63,552		64,266
Servicios Financieros		8,000,000		63,824				(1,243)		79		62,502		64,266

Total Airplan	COP	440,000,000	Ps.	3,641,929	Ps.		Ps.	(8,925)	Ps.	144,289	Ps.	3,488,715	Ps.	3,534,614

			Ps.	14,493,049	Ps.	4,000,000	Ps.	1,804	Ps.	173,471	Ps.	10,321,382	Ps.	10,791,338

At December 31, 2018, the Company has used the total amount of these credit lines as shown below:

	Credit line		Credit line		Principal			Commissions and	Term				Fair
Bank	foreign currency		used in pesos		amortization			interests - Net	Short		Long		value

Santander, S. A.			Ps.	2,000,000	Ps.		Ps.	(10,733)	Ps.		Ps.	1,989,267	Ps.	2,132,256
BBVA Bancomer, S. A.				2,000,000				(1,598)		2,731		1,995,671		2,135,210
BBVA Bancomer, S. A.	USD	72,500		1,425,560		1,425,560
Bank of America Merrill Lynch	USD	72,500		1,425,560		1,425,560

Total México	USD	145,000	Ps.	6,851,120	Ps.	2,851,120	Ps.	(12,331)	Ps.	2,731	Ps.	3,984,938	Ps.	4,267,466

Bancolombia, S. A.	COP	146,250,000	Ps.	1,099,078	Ps.		Ps.	2,656	Ps.	58,958	Ps.	1,042,776	Ps.	1,065,445
Corpbanca Colombia, S. A.		99,450,000		747,684				2,947		40,030		710,601		724,502
Banco Davivienda, S. A.		87,750,000		659,584				2,064		35,317		626,331		639,267
Banco de Bogotá, S. A.		36,074,210		270,972				144		14,528		256,588		262,810
Banco de Occidente, S. A.		36,074,228		270,970				135		14,527		256,578		262,810
Banco Popular, S. A.		7,799,030		58,389				(580)		3,275		54,534		56,824
Banco AV Villas, S. A.		7,800,000		58,642				233		3,141		55,734		56,824
Servicios Financieros, S. A.		7,800,000		58,393				(867)		3,008		54,518		56,824

Total Airplan	COP	428,997,468	Ps.	3,223,712	Ps.		Ps.	6,732	Ps.	172,784	Ps.	3,057,660	Ps.	3,125,306

					Ps.	2,851,120	Ps.	(5,599)	Ps.	175,515	Ps.	7,042,598	Ps.	7,392,772

(*)	The following variables were used to determine the fair values of the loans at December 31, 2017 and 2018:

As a result of the business combination in Airplan on October 19, 2017, a fair value of the syndicated loan, valued at its amortized cost, was determined, increasing its value by Ps.605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP. 535,125,402.

México
:

2017:

-	FRA LIBOR Curve 6 months.
-	FRA TIIE Curve 28.
-	LIBOR Discount curve 3 months.
-	Implicite curve weights.
-	Probability of default ASUR.

2018:

-	FRA TIIE Curve 28 at December 31, 2018.
-	Implicit Curve Weights as of December 31, 2018.
-	Probability of default ASUR at December 31, 2018.

Airplan
:

2017:

-	Spot Rate (DTF) at the start date of each of the provisions.
-	Colombian reference rate

Level 2 of fair value hierarchy

2018:

-	Spot Rate (DTF) at the start date of each of the provisions.
-	Colombian reference rate as of December 31, 2018.
-	Probability of default ASUR at December 31, 2018.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used is one recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.

Mexico:

On July 17, 2015, the Company agreed on several lines of credit with BBVA Bancomer and Bank of America Merrill Lynch in the amount of USD 215 million.  The loan will be amortized in nine payments, from July 2018 to July 2022. The loan was denominated in US dollars and was subject to LIBOR plus 1.85%. On November 16, 2017, the Company paid USD70 million toward the principal and canceled the remaining portion of the loan, in order to renegotiate new loans with both banks for USD72.5 million from each. The loans are for a six-year period and mature on November 16, 2023. The loans are denominated in US dollars and are subject to LIBOR plus a spread of 1.525% for one and LIBOR plus a spread of 1.45% for the other.

The credit lines may be used for general corporate purposes and to finance capital expenditures related to the PMD. On May 16, 2018, the Company made a capital payment of USD72.5 million (Ps.
1,415,301
) and on November 16, 2018, paid off the remainder of the USD72.5 million loan (Ps.
1,478,848
).

On July 31, 2017, Cancún Airport entered into a loan with BBVA Bancomer in the amount of Ps 4,000 million. The term of the loan was one year, which would be amortized in a single payment on July 31, 2018. The loan was denominated in pesos and subject to the monthly rate TIIE plus 0.60% for the period from July 31 to October 31, 2017, TIIE plus 0.85% from October 31, 2017, to January 31, 2018, TIIE plus 1.10% from January 31 to April 30, 2018, and TIIE plus 1.60% from April 30 to July 31, 2018. The credit was used for general corporate purposes.

On October 2017, the Company restructured the debt with BBVA Bancomer, liquidating Ps 4,000 million, and acquiring with the same institution a loan of Ps 2,000 million. The new loan is payable in seven years and will be paid in nine semiannual payments from October 2020 to October 2024 at the rate of 28-day TIIE plus 1.25 points.

On October 2017, the Company acquired a loan with Banco Santander of Ps
2,000
million.  The term of the loan is five years, with maturity on October 27, 2022, at the TIIE rate of 28 days plus 1.25 points.

Airplan:

On June 1, 2015, the Company acquired a new long-term syndicated loan of COP.
440,000,000
Colombian pesos (Ps.
2,897,404
) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

Amount
Entity	(COP)

Bancolombia, S. A.	$150,000,000
Corpbanca Colombia, S. A.	102,000,000
Banco Davivienda, S. A.	90,000,000
Banco de Bogotá, S. A.	37,000,000
Banco de Occidente, S. A.	37,000,000
Banco Popular, S. A.	8,000,000
Banco AV Villas, S. A.	8,000,000
Servicios Financieros, S. A.	8,000,000

$440,000,000

Financial obligations

Mexico:

Under the terms of the peso credit granted by BBVA Bancomer, the Company is required to maintain a level of consolidated leverage no greater than 3.5x, calculated as a total financial debt between the UAFIDA (pretax operating profit, the interest expense, plus depreciation, plus amortization at the consolidated level) for the 12 months prior to each quarter closing and minimum interest coverage ratio of 3.0x, calculated as the UAFIDA between financial expenses associated with the total financial debt for the twelve months preceding each quarter closing.

Under the terms of the peso credit granted by Santander, the Company is required to maintain a level of leverage on the last day of each fiscal quarter not greater than 3.5x and a minimum interest coverage ratio of 3.0x. Both ratios must be calculated for the 12 months prior to each quarter.

The Company must refrain from creating, incurring, assuming or generating any liens on its goods, assets and rights, and from assuming obligations on behalf of third parties, or from acting as guarantor or granting any type of real personal or fiduciary guarantees to secure obligations on its behalf or on the behalf of third parties that are relevant or may have a relevant adverse effect on the payment of the loan.

As part of the terms of the loan made by BBVA Bancomer and Bank of America Merrill Lynch, the Company and its subsidiaries are required to keep a consolidated leverage level equal to or below 3.50:1.00 and a consolidated interest hedging index equal to or below 3.00:1.00 on the last day of each tax quarter.  In the event of breach of the foregoing, the loan limits the capacity to pay dividends to the shareholders.  Additionally, in the event of breach, all amounts due under the loan may be claimed and must be payable immediately.

During the term of the loan made by BBVA Bancomer and Merrill Lynch, the Company and its subsidiaries are not authorized to place a lien on any of the properties or sell any assets equivalent to more than 10% of the total assets consolidated in the most recent tax quarter prior to the sale or make any fundamental changes to the corporate structure.

Airplan:

The Company is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: this consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 Colombian pesos.

Maintain the capital structure: this addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: this refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

The Company is in compliance with the financial obligations and clauses of all loans at December 31, 2017 and 2018.